Earnings Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income / (loss) attributable to Despegar.com Corp.	$ 42,366	$ 17,797	$ (85,276)
Earnings per share attributable to Despegar.com Corp. Basic	$ 0.69	$ 0.30	$ (1.49)
Diluted	$ 0.69	$ 0.30	$ (1.49)
Weighted average number of shares outstanding
Basic	61,457	58,518	57,078
Dilutive effect of restricted stock units	$ 90	$ 90